Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information About Property, Plant and Equipment

Property, plant and equipment, other than those related to oil and gas exploration and production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure of natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Electric power generation facilities	15-20
Other property	10

Schedule of Reclassification of Contract Assets and Liabilities

The Group has adopted the standard’s terminology, identifying “Contract Assets” and “Contract Liabilities”. Thus, certain reclassifications have been made in the comparative amounts of the statements of financial position for the fiscal year ended December 31, 2017 and 2016, as shown below:

	Amounts as of December 31, 2017		Reclassifications IFRS 15		Amounts restated as of December 31, 2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Assets
Inventories	—	27,291	—	(142)	—	27,149
Contract Assets	—	—	—	142	—	142
Liabilities
Accounts Payable	1,655	47,371	(1,470)	(1,460)	185	45,911
Contract Liabilities	—	—	1,470	1,460	1,470	1,460

	Amounts as of December 31, 2016		Reclassifications IFRS 15		Amounts restated as of December 31, 2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Assets
Inventories	—	21,820	—	(12)	—	21,808
Contract Assets	—	—	—	12	—	12
Liabilities
Accounts Payable	2,187	41,595	—	(14)	2,187	41,581
Contract Liabilities	—	—	—	14	—	14